Changes in Equity	3 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Changes in Equity

A summary of the composition of equity of the Company as of December 31, 2014, and the changes during the three months then ended is presented in the following table:

Total Equity
Balance at September 30, 2014	$19,916,047
Issuance of common stock for acquisition	580,886
Other comprehensive income	(626,878)
Vesting of stock options and warrants	75,082
Net loss	(2,215,215)
Balance at December 31, 2014	$17,729,922